As filed with the Securities and Exchange Commission on July 21, 1998
                            Registration Nos. 333-33365







                    SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               _________________

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / /

Pre-Effective Amendment No.   3                                         / X /

         Post-Effective Amendment No.                                  / 1  /

                                                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /   /

         Amendment No.           4                                  / X /


                                               SAMCO FUND, INC.
                             (Exact Name of Registrant as Specified in Charter)

                                               600 Fifth Avenue
                                           New York, New York  10020
                                  (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (212) 332-5211

                                                 Christina Seix
                                          Seix Investment Advisors Inc.
                                                300 Tice Boulevard
                                         Woodcliff Lake, NJ  07675-7633
                                     (Name and Address of Agent for Service)

                                                           Copies to:

                                                      Tyson Arnedt, Esq.
                                                     Dechert Price & Rhoads
                                                      30 Rockefeller Plaza
                                                       New York, NY  10112
                                                       ___________________






Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant has not completed its first fiscal year.










                                                  SAMCO FUND, INC.

                                         Registration Statement on Form N-1A

                                                CROSS REFERENCE SHEET
                                               Pursuant to Rule 495(a)
                                          Under the Securities Act of 1933


N-1A Item No.                                               Location

Part A                                                      Prospectus Caption

Item 1.           Cover Page.......................Cover Page

Item 2.           Synopsis.........................The Fund's Expenses

Item 3.           Condensed Financial
                  Information......................Not Applicable



Item 4.           General Description of
                  Registrant......................................Additional
                                                                  Information--
                                                                  Organization
                                                                  of the Fund;
                                                                  Investment
                                                                  Objectives
                                                                  and
                                                                  Policies;
                                                                  Investment
                                                                  Limitations;
                                                                  Risk
                                                                  Factors;
                                                                  Appendix





Item 5.           Management of the Fund..............Management of the Fund

Item 5A.          Management's Discussion
                  of Fund Performance .........................Not Applicable

Item 6.           Capital Stock and Other
                  Securities.....................................
                                                                 Additional
                                                                 Information

                                                                 Organization
                                                                 of the Fund;
                                                                 Additional
                                                                 Information
                                                                 --
                                                                 Dividends
                                                                 and
                                                                 Distributions;
                                                                 Additional
                                                                 Information
                                                                 --
                                                                 Shareholder
                                                                 Inquiries;
                                                                 Additional
                                                                 Information
                                                                 --
                                                                 Taxes



Item 7.           Purchase of Securities
                  Being Offered..................................
                                                                  Additional
                                                                  Information
                                                                  --
                                                                  Determination
                                                                  of
                                                                  Net
                                                                  Asset
                                                                  Value;
                                                                  Purchase
                                                                  of
                                                                  Shares

Item 8.           Redemption or Repurchase.......................
                                                                  Redemption
                                                                  of
                                                                  Shares

Item 9.           Legal Proceedings..............................Not Applicable



Statement of Additional
Part B
Information Caption

Item 10.          Cover Page.....................................Cover Page

Item 11.          Table of Contents...........................Table of Contents

Item 12.          General Information and istory...............Not Applicable

Item 13.          Investment Objectives and
                  Policies.......................................
                                                                   Additional
                                                                   Information
                                                                   on
                                                                   Portfolio
                                                                   Instruments
                                                                   and
                                                                   Investment
                                                                   Policies;
                                                                   Investment
                                                                   Restrictions

Item 14.          Management of the
                  Registrant.....................................
                                                                    Management
                                                                    of the Fund



Item 15.          Control Persons and
                  Principal Holders of
                  Securities.....................................
                                                                     Not
                                                                     Applicable

Item 16.          Investment Advisory and
                  Other Services.................................
                                                                    Management
                                                                    of the Fund



Item 17.          Brokerage Allocation...........................
                                                                     Portfolio
                                                                    Transactions
                                                                     and
                                                                     Brokerage

Item 18.          Capital Stock and Other
                  Securities.....................................
                                                                     Not
                                                                     Applicable

Item 19.          Purchase, Redemption and
                  Pricing of Securities
                  Being Offered..................................
                                                                 Purchase
                                                                 of
                                                                 Shares;
                                                                 Determination
                                                                 of
                                                                 Net
                                                                 Asset
                                                                 Value

Item 20.          Tax Status.....................................Taxation


Item 21.          Underwriters...............................Purchase of Shares

Item 22.          Calculation of
                  Performance Data.............................Performance Data

Item 23.          Financial Statements...........................Not Applicable








N-1A Item No.



Part C

         .........Information required to be included in Part C is
set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



                      SAMCO Fixed Income Portfolio
                            Class A Shares


         SAMCO Fixed Income Portfolio (the "Fund") is a portfolio of SAMCO Fund, Inc. an open-end management investment company. The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The Fund is professionally managed and seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors."




         Class A shares of the Fund may be purchased directly from Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C. (the "Distributor"), 600 Fifth Avenue, New York, NY 10020
(800)762-4848 or within the City of New York, (212) 332-5211.   The  minimum
initial purchase is $1,000,000. See "Purchase of Shares." A shareholder may redeem his or her shares at any time at net asset value of the shares. See "Redemption of Shares."





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





         This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in Class A shares of the Fund. This
Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated November 1, 1997, as amended
July 21, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Distributor at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.






           SEIX INVESTMENT ADVISORS INC.--INVESTMENT ADVISER
                AMT CAPITAL SECURITIES, L.L. .--DISTRIBUTOR

               The date of this Prospectus is dated November 1, 1997, as amended July 21, 1998






          Table of Contents

              Page                               SAMCO FIXED INCOME PORTFOLIO


PROSPECTUS SUMMARY

THE Fund's
    EXPENSES

INVESTMENT
    OBJECTIVE AND
    POLICIES...

DESCRIPTION OF
    INVESTMENTS..

RISK FACTORS.....

INVESTMENT
    LIMITATIONS

MANAGEMENT OF THE
    FUND........

PURCHASE OF SHARES

REDEMPTION OF
    SHARES.....

THE Fund's
    PERFORMANCE.

ADDITIONAL
    INFORMATION.

SERVICE PROVIDERS















NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE DISTRIBUTOR OR THE INVESTMENT ADVISER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                        PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.


The Fund and Its Investment Objective

         The Fund is a no-load investment portfolio of the SAMCO Fund, Inc., an open-end management investment company (the "Company") incorporated in the state of Maryland on August 4, 1997. The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The Fund is professionally managed and seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture. A duration neutral posture infers that the Fund's interest rate sensitivity will be similar to that of its benchmark. Duration is a measure of the expected life of a fixed-income security on a present value basis which factors into account a bond's yield, coupon interest payments, final maturity and call features. The current duration of the Fund's benchmark is 4.57 years which may fluctuate on a daily basis. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."


The Investment Adviser

         Seix Investment Advisors Inc. (the "Investment Adviser") serves as the Fund's investment adviser. For its services as investment adviser, the Fund pays the Investment Adviser a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. The Investment Adviser believes the advisory fee is comparable to that of other investment companies with similar investment objectives. See "Management of the Fund."

Purchasing Shares

         Shares of the Fund may be purchased without any sales charges at its net asset value next determined after receipt of the order by submitting an Account Application to the Distributor and wiring federal funds to the Distributor's "Fund Purchase Account" at Investors Bank & Trust Company (the "Transfer Agent"). Shares may be purchased directly from the Distributor. The Fund is not available for sale in all states. For information about the Fund's availability, contact an account representative at the Distributor.

         The minimum initial investment is $1,000,000. The Fund reserves the right to waive the minimum initial investment amount. There are no sales commissions (loads) or 12b-1 fees. For more information, refer to "Purchase of Shares."

Redemption of Shares

         Shares of the Fund may be redeemed, without charge, at the next determined net asset value after receipt by either the Transfer Agent or the Distributor of the redemption request. There is no redemption fee. For more information, refer to "Redemption of Shares."

Dividends and Distributions

         The Fund will distribute substantially all of its net investment income to shareholders in the form of monthly dividends. Dividends are reinvested on the last Business Day or paid in cash on the first Business Day of the following month. If any net capital gains are realized from the sale of the underlying securities, the Fund will distribute such gains with the last dividend for the calendar year. All distributions are reinvested automatically, unless otherwise specified in writing by the investor, in shares of the Fund. See "Additional Information".



Risk Factors

         Prospective investors in the Fund should consider certain risks including interest rate risk which is the risk of bond price fluctuations due to changing interest rates; prepayment risk which is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights will be repaid before scheduled maturity, and the Fund will be forced to reinvest the unanticipated payments at lower interest rates; and credit risk which is the risk that an issuer of securities held by the Fund will be unable to make payments of interest or principal. A more detailed description of the Fund's risks may be found under the heading "Risk Factors," and "Supplemental Discussion of Risks Associated with the Fund's Investment Policies and Investment Techniques" in the Statement of Additional Information.


                                                     THE Fund's EXPENSES

         The following expense table is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund, which are calculated as a percentage of average daily net assets. These are the only fund related expenses that an investor bears.

Annual Fund Operating Expenses (as a percentage of average net assets)

Management fees                                                        0.25%

Other expenses after reimbursement of expenses                         0.20%

Total Fund operating expenses (after reimbursement of expenses)        0.45%





         See "Management of the Fund" for a description of fees and expenses. "Other expenses" include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and accounting fees, printing costs and registration fees. The Investment Adviser and the Administrator have voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 0.45% of the Fund's average daily net assets for an indefinite time period. As long as this temporary expense limitation continues, it may lower the Fun's expenses and increase its total return. In the event the Investment Adviser and the Administrator remove such expense cap, the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund. Without such cap, the other expenses (on an annualized basis) are expected to be approximately 0.50%, and the total annual operating expenses (on an annualized basis) are expected to be approximately 0.75%. Such figure is based on estimated amounts for the current fiscal year. See "Management of the Fund."

Example: The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payments by the Fund of operating expenses set forth in the table above, and are also based upon the following assumptions:

         A shareholder would pay the following expenses on a $1,000,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

After 1 year    $5,000

After 3 years   $15,000

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. This example should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%.



                                              INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The Fund is professionally managed and seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture. This is a fundamental investment objective and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its objective through investments in fixed income securities.


         The Investment Adviser will manage the Fund based on its fixed income approach which is founded upon four cornerstones: (1) Targeted Duration; (2) Yield Tilt; (3) Comprehensive Sector Construction; and (4) the use of Proprietary Analytics. Targeted Duration: The Fund will be managed with a duration that is close to the duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. Value is added through sector, security, and yield curve decisions rather than maturity management. Yield Tilt: Although the Fund is managed on a total return basis, a premium is placed on yield. Income is considered the most powerful contributor to fixed income returns. Non-Treasury sectors generally play a dominant role in the Fund. The yield of the benchmark is used as a performance goal in addition to its total return. Comprehensive Sector Construction: Sector allocation is generally determined on a bottom up basis, depending on value areas within the fixed income market. Since the Fund does not incur any of the risks of market timing, the Investment Adviser allows larger than average allocations to different sectors. The Fund's portfolio will usually maintain an overweighting in obligations of domestic or foreign corporations Corporates and an underweighting of United States Treasury securities, giving the Fund's portfolio a strategic yield advantage over the Lehman Aggregate Index. Proprietary Analytics: Because of the growing complexity of the bond market, the firm believes that the use of proprietary techniques is key to identifying value and to adequately controlling risk.



         Under normal circumstances, at least 65% of the Fund's total assets will be invested in the broad universe of available U.S. dollar fixed income securities, including but not limited to: (1) obligations issued or guaranteed by the United States Government, such as United States Treasury securities; (2) obligations backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and the Export-Import Bank; (3) obligations issued or guaranteed by United States Government agencies, Government-Sponsored Enterprises (GSE's) or instrumentalities where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment; (4) obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies, or instrumentalities or by supranational organizations; (5)
obligations of domestic or foreign corporations or other entities, including securities issued under Rule 144A; (6) obligations of domestic or foreign banks;
(7) mortgage- and asset-backed securities (including Commercial Mortgage Backed Securities and Collateralized Mortgage Obligations); (8) short-term investments such as: time deposits, certificates of deposit (including marketable variable rate certificates of deposit), bankers' acceptances issued by a commercial bank or savings and loan association; and custodian's short-term investment fund
(STIF); (9) preferred stock; and (10) municipals (taxable and tax-exempt). The Fund may only invest in investment grade securities that are those rated by one or more nationally recognized statistical rating organizations (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), Duff & Phelps Credit Rating Co. ("Duff & Phelps"), or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). If the security is unrated, it must meet, in the judgement of the Investment Adviser, the above minimum credit quality standards.


          An investment policy of the Fund is that it will not invest in the securities of any company which has as a primary line of business the manufacture and sale of tobacco products. The Fund's investment policies (other than its investment objective) are not fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders.


                          DESCRIPTION OF INVESTMENTS

         The Fund may invest in the securities defined below in accordance with their listing of allowable investments and any quality or policy constraints.

Agencies

         The Fund may invest in agencies which are securities that are not guaranteed by the United States Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association or any of several other agencies.

Bank Obligations

         The Fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Fund will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Fund.

CMOs--Collateralized Mortgage Obligations

         The Fund may purchase collateralized mortgage obligations which are derivatives that are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Corporates

         The Fund may invest in corporates which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporates subject to any quality constraints. If a security held by the Fund is downgraded, the Fund may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Fund.

Floaters

         Floaters--Floating and Variable Rate Obligations are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

Foreign Government and International and Supranational Agency Debt Securities

         The Fund may purchase U.S. dollar denominated debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies, and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

Investment Grade Debt Securities

         The Fund may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's, Fitch, Duff & Phelps, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Fund) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Fund. The Fund may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

Mortgage-Backed Securities and Asset-Backed Debt Securities

         Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Fund will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Fund will not purchase mortgage backed or asset-backed securities that do not meet the above minimum credit standards.

         An important feature of mortgage-and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Municipal Debt Securities

         The Fund may, from time to time, purchase municipal debt securities when, in the Investment Adviser's opinion, such instruments will provide a greater return than taxable instruments of comparable quality. It is not anticipated that such securities will ever represent a significant portion of the Fund's assets. Fund distributions that are derived from interest on municipal debt securities will be taxable to shareholders in the same manner as distributions derived from taxable debt securities.

Preferred Stock

         The Fund may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

Repurchase Agreements

         Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Fund to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.

When-lssued and Forward Commitment Securities

         The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Fund and maintained in the Fund and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

Zero Coupon Debt Securities

         The Fund may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.


                                  RISK FACTORS





Interest Rate Risk

         Interest rate risk is the risk of fluctuations in bond prices due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. For a given change in interest rates, longer duration bonds fluctuate more in price than shorter duration bonds. To compensate investors for these larger fluctuations, longer duration bonds usually offer higher yields than shorter duration bonds, other factors, including credit quality, being equal. As the Fund's benchmark is the Lehman Brothers Aggregate Bond Index, it is expected to be subject to a moderate level of interest rate risk, consistent with that of the index.

Prepayment Risk

         Prepayment risk is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights will be repaid before scheduled maturity, and the Fund will be forced to reinvest the unanticipated payments at lower interest rates. Debt obligations that can be prepaid (including most mortgage-and asset-backed securities) will not enjoy as large a gain in market value as other bonds when interest rates fall. In part to compensate for prepayment risk, mortgage-and asset-backed securities generally offer higher yields than bonds of comparable credit quality and maturity.


Credit Risk

         Credit risk is the risk that an issuer of securities held by the Fund will be unable to make payments of interest or principal. The credit risk assumed by the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be high, and thus credit risk, in the aggregate, should be low. The Fund will also be exposed to event risk, the risk that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring. Corporate restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, are often financed by a significant increase in corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. While event risk may be high for certain securities held by the Fund, event risk for the Fund in the aggregate should be low because of the extensive diversification expected in the Fund. For further discussion of credit risk, see "Investment Grade Debt Securities". The ratings of fixed income securities by S&P, Moody's, Duff & Phelps, and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Non-Diversified Status

         The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See "Additional Information Taxes." To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

         Under these investment requirements, the Fund must invest in at least twelve securities positions. Ten of the positions may not exceed 5% of total assets each at the time of purchase; the remaining two positions could each comprise 25% of total assets at the time of purchase. Generally, it is anticipated that the portfolio will consist of more than twelve positions. To the extent that the Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.


                            INVESTMENT LIMITATIONS

The Fund may not:

          (1) borrow money (including entering into reverse repurchase agreements);

          (2) make loans except that it may enter into Repurchase Agreements;

          (3) invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for tax-exempt obligations issued or guaranteed by the U.S. government, its agencies, GSE's, instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund. In the case of Asset Backed Securities, the industry will be defined by the underlying assets in each trust. (For example, credit card receivables and auto loans would each be considered separate industries); and

         (4) invest the cash securing a forward commitment in mortgage backed securities in investments that have a duration exceeding 180 days.

         The limitations contained above may be changed only with the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The percentage limitations contained above as well as elsewhere in this Prospectus and in the Statement of Additional Information apply only at the time of purchase and the Fund will not be required to dispose of securities upon subsequent fluctuations in market value.


MANAGEMENT OF THE FUND

Board of Directors

          The Board of Directors of the Company consists of five individuals, two of whom are not "interested persons" of the Fund as defined in the 1940 Act. The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Fund's Directors are Christina Seix, John G. Talty, Peter J. Bourke, John E. Manley, Sr., and John
R.  O'Brien.   Additional   information  about  the  Directors  and  the  Fund's
executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."


Investment Adviser

          Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for corporations, public funds, endowments, foundations and hospitals. The Investment Adviser currently has approximately $1.5 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07675.

          Seix Investment Advisors Inc. acts as the investment adviser to the Fund and provides the Fund with management and investment advisory services. The advisory agreement with the Investment Adviser (the "Advisory Agreement") provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

           The Investment Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The Investment Adviser may waive all or part of its fee from time to time in order to increase the Fund's net income available for distribution to shareholders. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser and the Administrator have voluntarily agreed to limit the total expenses of the Fund [(excluding interest, taxes, brokerage, and extraordinary expenses)] to an annual rate of 0.45% of the Fund's average daily net assets for an indefinite time period. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its total return. In the event the Investment Adviser and the Administrator remove the expense cap, the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund.

          The Fund is responsible for paying certain expenses incurred in its operations including, among other things, the investment advisory and administrative fees, legal and audit fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, certain insurance premiums, accounting and pricing costs, federal and state registration fees, the costs of issuing and redeeming shares, costs of shareholder meetings, any extraordinary expenses and certain of the costs of printing proxies, shareholders reports, prospectuses and statements of additional information. The Fund also pays for brokerage fees and commissions in connection with the purchase and sale of portfolio securities.

Portfolio Managers

Christina Seix, CFA, Chairman, CEO  & Chief Investment Officer
Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields Total Investment Experience: 24 years
BA, Fordham University, Mathematics
MA, SUNY, Mathematics

John Talty, CFA, President & Senior Portfolio Manager
Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities
Total Investment Experience: 16 years
B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

Barbara Hoffmann, Managing Director and Senior Portfolio Manager
Formerly, Senior Portfolio Manager, MetLife Investment Management Co. Total Investment Experience: 18 years
BS, University of Maine, Education/Mathematics

Michael McEachern, CFA, Director and Senior Portfolio Manager
Formerly, Vice President, Fixed Income, American General Corp.
Total Investment Experience: 13 years
BA, University of California, Operations Research
MBA, Rice University, Accounting/Public Administration

Joseph Calabrese, Director and Senior Portfolio Manager
Formerly, Director, Fixed Income, MetLife Insurance Company
Total Investment Experience: 10 years
BS, New Jersey Institute of Technology, Industrial Engineering
MBA, New York University, Finance




Administrator

 Investors Capital Services, Inc., (in its capacity as administrator, the "Administrator") acts as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator is responsible for providing administrative services to the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including certain accounting, auditing, clerical, bookkeeping, custodial, transfer agency, dividend disbursing, compliance and related services, Blue Sky compliance, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement.



Transfer Agent

          The Transfer  Agent,  with offices  located at 200  Clarendon  Street,
Boston, Massachusetts 02116, acts as the Fund's transfer agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agent Agreement"). Pursuant to the Transfer Agent Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The Transfer Agent is entitled to reimbursement from the Fund for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agent Agreement.

                          PURCHASE OF SHARES

         There is no sales charge imposed by the Fund. The minimum initial investment in any Portfolio of the Fund is $1,000,000; additional purchases may be of any amount.

         The offering of shares of the Fund is continuous and purchases of shares of the Fund may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Fund's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.




         In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Capital Services, Inc., a branch office of the Distributor at
(800) 762-4848 [or within the City of New York,  (212)  332-5211  prior to 4:00
p.m. Eastern time to inform the Fund of the incoming wire transfer. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time, or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.



         Purchases of shares must be made by wire transfer of Federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Fund are:

                         Investors Bank & Trust Company
                                   Boston, MA
                               ABA # xx-xxxx-xxx
                                Acct: 999XXXXXXX
                         Benf: SAMCO Fixed Income Fund
                     F/F/C (Shareholder's Account at Fund)







                                                    REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Fund upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by 12:00 p.m. Eastern time on any Business Day, the redemption will be effective on the date of receipt. If such notice of redemption is received by the Transfer Agent after 12:00 p.m. Eastern time, the redemption of the shareholder shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

         There is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund.

         To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

         A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

         A shareholder  may request  redemption by calling the Transfer Agent at
(800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


                           THE Fund's PERFORMANCE

Total Return

          From time to time, the Fund may advertise certain information about its performance. The Fund may present its "average annual total return" over various periods of time. Such total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures may be given for the most current one-, five- and ten-year periods (or the life of the Fund, if it has not been in existence for any such period) and may be given for other periods as well. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. In addition, the Fund may make available information as to its respective "yield" and "effective yield" over a thirty-day period, as calculated in accordance with the Securities and Exchange Commission's prescribed formula. The "effective yield" assumes that the income earned by an investment in the Fund is reinvested, and will therefore be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

          Furthermore, in reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services which monitor the performance of mutual funds, other industry or financial publications or financial indices such as the Lehman Brothers Aggregate Bond Index or a composite benchmark index. It is important to note that the total return figures are based on historical returns and are not intended to indicate future performance.

ADDITIONAL INFORMATION

Dividends and Distributions

         Dividends are automatically reinvested in additional shares of the Fund on the last day of each month at the net asset value per share on the last Business Day of that month. Shareholders must indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Otherwise all dividends will be reinvested in additional shares as described above. In the event that the Fund realizes net long-term capital gains (i.e., with respect to assets held more than 18 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Fund at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Fund will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Fund will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

Determination of Net Asset Value

         The net asset value per share of the Fund is determined each Business Day the Fund is open. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

         The following methods are used to calculate the value of the Fund's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; (3) positions (e.g., futures and options) listed or traded on an exchange are valued at their last sale price on that exchange (or if there were no sales that day for a particular position, that position is valued at the closing bid price); and (4) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors.

Taxes

         The following discussion is only a brief summary of some of the important tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         The Fund intends to qualify and elect to be treated as a "regulated investment company" for federal income tax purposes under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income taxes on its net investment income (i.e., its investment company taxable income) as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of the Fund's net long-term capital gain over its net short-term capital loss), if any, that it distributes to its shareholders in each taxable year. To qualify as a regulated investment company, the Fund must, among other things, distribute to its shareholders at least 90% of its net investment company taxable income for such taxable year. However, the Fund would be subject to corporate federal income tax at a rate of 35% on any undistributed income or net capital gain. The Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain other distribution requirements. If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Such distributions would qualify for the dividends-received deduction available to corporate shareholders. Distributions in excess of earnings and profits would be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain.

         Distributions paid by the Fund from net investment income are designated by the Fund as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to Fund shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Fund's net capital gain which are designated by the Fund as "capital gains" of the length of time the shareholder has owned Fund shares. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than 18 months. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

Organization of the Fund

         The Fund is a portfolio of SAMCO Fund, Inc., an open-end management investment company, which was incorporated under Maryland law on August 4, 1997. The Company has an authorized capital of 2,500,000,000 shares of Common Stock, par value $0.001 per share. The Fund currently is the only organized series of the Company. The Board of Directors may, in the future, establish additional portfolios which may have different investment objectives. All shares of each fund will have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Company is not required and does not intend to hold meetings of shareholders. The Fund has undertaken to call a meeting of shareholders upon a written request of 10% of the Fund's outstanding shares, for the purpose of voting on removal of one or more directors and the Fund will assist shareholder communications with regard to such a meeting, as provided under Section 16(c) of the 1940 Act. Shares of the Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund on liquidation or dissolution after satisfaction of outstanding liabilities. The Fund also issues another class of shares which may have different operating and other expenses. For more information about other classes of the Fund's shares, investors should contact the Distributor at the address or phone number set forth on the cover of this Prospectus.




                               SERVICE PROVIDERS

Custodian and Accounting Agent

         Investors  Bank  &  Trust  Company,   200  Clarendon  Street,   Boston,
Massachusetts 02116, is Custodian and Accounting Agent for the Fund.

Transfer and Dividend Disbursing Agent

         Investors  Bank  &  Trust  Company,   200  Clarendon  Street,   Boston,
Massachusetts 02116, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

Legal Counsel

         Dechert Price & Rhoads, 30 Rockefeller Plaza, New York, New York 10112, is legal counsel for the Fund.

Independent Auditors

         Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund.

Shareholder Inquiries

          Shareholder inquiries may be addressed to the Fund or the Distributor at the addresses or telephone numbers set forth on the cover page of this Prospectus.



                                APPENDIX A




                        Duff & Phelps Credit Rating Co.

         AAA:     Highest  credit  quality.  The risk  factors  are  negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs are not used in the AAA category.

                         Fitch Investors Service, Inc.

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                               Moody's Investors Service, Inc.

          Aaa: Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                                                Standard & Poor's Corporation

          AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



                                    APPENDIX B



                        Description of Commercial Paper Ratings

                           Moody's Investors Service, Inc.

          Prime-1 Issuers (or related supporting institutions) rated "P-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2 Issuers (or related supporting institutions) rated "P-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                           Standard & Poor's Corporation

          A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

          A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."





*     As described by the rating companies themselves.



                  STATEMENT OF ADDITIONAL INFORMATION
                         (Class A shares only)

                     SAMCO FIXED INCOME PORTFOLIO
                     600 Fifth Avenue, 26th Floor
                       New York, New York 10020
                            (212) 332-5211




         SAMCO Fixed Income Portfolio (the "Fund") is a portfolio of SAMCO Fund, Inc. an open-end management investment company. Shares of the Fund may be purchased through Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C. (the "Distributor").

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated November 1, 1997, as amended July 21, 1998. (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing the Distributor at the telephone number or address stated below. This Statement of Additional Information incorporates by reference the Prospectus.






         Distributed by:            AMT Capital Securities, L.L.C.
                                    600 Fifth Avenue, 26th Floor
                                    New York, New York  10020
                                    (212) 332-5211
                                    (800)  762-4848  (outside  New York City)



                  The   date   of   this    Statement   of   Additional
Information is November 1, 1997, as amended July 21, 1998





                        TABLE OF CONTENTS
                                                                          Page
Organization of the Fund......................................................


Management of the Fund........................................................

         Board of Directors and Officers......................................

         Investment Adviser....................................................

         Administrator........................................................


Distribution of Fund Shares...................................................


Supplemental Descriptions of Investments......................................

Supplemental Investment Techniques.............................................


Supplemental Discussion of Risks Associated With the
  Fund's Investment Policies and Investment Techniques........................

         Options..............................................................

         Futures Contracts and Options on Futures Contracts..................


Investment Restrictions......................................................


Portfolio Transactions.........................................................


Tax Considerations.............................................................


Shareholder Information.......................................................


Calculation of Performance Data...............................................


Appendix ....................................................................
         Quality Rating Descriptions.........................................




                       ORGANIZATION OF THE FUND

         The authorized capital stock of the Fund consists of 2,500,000,000 shares with $.001 par value. Every share issued by the Fund has equal voting rights; shareholders receive one vote for each share held. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights.

         The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

         The Fund is managed by its Board of Directors. The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) has been placed next to the name of each director who is an "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Fund's investment adviser, Seix Investment Advisors Inc. (the "Investment Adviser").






Name, Address and Age                         Office                   Principal Occupation During Past Five Years
*Christina Seix                               Director                 Seix Investment  Advisors Inc.,  Chairman and Chief
300 Tice Blvd.                                                         Investment Officer 1992-Present
Woodcliff Lake, NJ 07675
Age: 47
*John G. Talty                                Director                 Seix Investment Advisors Inc., President 1993-Present
300 Tice Blvd.
Woodcliff Lake, NJ 07675
Age: 39
*Peter J. Bourke                              Director                 Seix Investment Advisors Inc., Managing Director 1993-Present
300 Tice Blvd.                                Assistant Secretary
Woodcliff Lake, NJ 07675
Age: 46
John R. O'Brien                               Director                 Retired
275 Manor Road
Ridgewood, NJ 07450
Age: 66
John E. Manley, Sr.                           Director                 Consultant to Mutual of America
86505 Holmes                                                           April 1996- March 1997
Chapel Hill, NC 27514                                                  Senior Vice President, Mutual of America
Age: 64                                                                July 1985-March 1996
Carla E. Dearing                              Assistant Treasurer      Investors Capital Services, Inc., (Formerly AMT Capital
Investors Capital Services, Inc.                                       Services, Inc., President, 1/92 - present; AMT Capital
600 Fifth Avenue, 26th Floor                                           Advisers, Inc., Principal and Senior Vice President, 1/92 -
New York, NY  10020                                                    5/98; Morgan Stanley & Co., Vice President, 11/88 - 1/92.
Age: 35
William E. Vastardis                          Treasurer, Secretary     Investors Capital Services, Inc., (Formerly AMT Capital
Investors Capital Services, Inc.                                       Services, Inc. Managing Director 7/92 - present; Vanguard
600 Fifth Avenue, 26th Floor                                           Group Inc., Vice President, 1/87 - 4/92.
New York, NY  10020
Age: 41






         No employee of the Investment Adviser nor the Distributor receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or the Distributor or any of their affiliates, a fee of $500 for each meeting attended, and each of the Directors receive an annual retainer of $1,000 which is paid in quarterly installments.

Estimated Director's Compensation Table
Fiscal Year Ended October 31, 1998




Director                        Aggregate   Compensation  Pension           or  Estimated        Total  Compensation
                                From Registrant           Retirement  Benefits  Annual           From     Registrant
                                                          Accrued  As  Part of  benefits   Upon  and  Fund   Complex
                                                          Fund Expenses         Retirement       Paid to Directors
John E. Manley, Sr.             $2,500                    $0                    $0               $2,500
John R. O'Brien                 $2,500                    $0                    $0               $2,500





By virtue of the responsibilities assumed by the Investment Adviser and the Distributor and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.



Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of July 3, 1998.


              INVESTMENT ADVISER AND ADVISORY AGREEMENT

         Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for corporations, public funds, endowments, foundations and hospitals. Christina Seix may be deemed a "controlling person" of the Investment Adviser on the basis of her ownership of the Investment Adviser's stock.
         Pursuant to the terms of the advisory agreement between the Fund and the Investment Adviser (the "Advisory Agreement"), the Investment Adviser, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Fund, shall manage the investment and reinvestment of the assets of the Fund. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the Fund's purchase and sales orders for investment securities.

         The Advisory Agreement shall remain in effect for two years following its date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Advisory Agreement is terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

         The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including all executive salaries and expenses of the directors and officers of the Fund who are employees of the Investment Adviser or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses.

         As compensation for its services, the Investment Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The Investment Adviser may waive all or part of its fee from time to time in order to increase the Fund's net income available for distribution to shareholders. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser and the Administrator have voluntarily agreed to limit the total expenses of the Fund [(excluding taxes, interest, brokerage, and extraordinary expenses)] to an annual rate of 0.45% of the Fund's average daily net assets for an indefinite time period. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its total return. In the event the Investment Adviser and/or the Administrator remove the expense cap, the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund.

         The Advisory Agreement was approved on October 9, 1997 by the Fund's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Investment Adviser.

                             ADMINISTRATOR


         The administration agreement (the "Administration Agreement") between the Fund and Investors Capital Services, Inc., the "Administrator," will remain in effect for a period of five successive annual periods. The Administrator provides for, or assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement.





                   PRINCIPAL HOLDERS OF SECURITIES

         As of July 3, 1998, the following shareholders were deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.







                                        Name and Address of            Nature of Beneficial          Percent
        Title of Class                   Beneficial Owner                   Ownership              of Portfolio
 Class A Shares of Common      Regional Transportation Authority      Direct Ownership                60.28%
 Stock, $.001 per Share        Pension Plan  P O Box 1443, Chicago
                               IL 60690-1443


         As of July 3, 1998, the following persons held 5 percent or more of the outstanding shares of the Class A shares of the SAMCO Fixed Income Portfolio:




                                                 Name and Address of             Nature of Beneficial
           Title of Class                         Beneficial Owner                    Ownership          Percent of Portfolio
           Class A Shares of Common     Regional Transportation Authority      Direct Ownership                 60.28%
           Stock, $.001 per Share       Pension Plan  P O Box 1443, Chicago
                                        IL 60690-1443
           Class A Shares of Common     Northern Trust Tr. f/b/o Enron         Direct Ownership                   21.98%
           Stock, $.001 per Share       Corporation P O Box 92956
                                        Chicago, IL 60675
           Class A Shares of Common     NOITU Individual Account Pension       Direct Ownership                 17.30%
           Stock, $.001 per Share       Plan 148-06 Hillside Ave. Jamaica,
                                        NY11435



The amount of shares of the Fund owned by all the officers, directors, and members of the advisory board of the Fund as a group own is less than 1% of the Fund's outstanding securities.



                      DISTRIBUTION OF FUND SHARES

         Shares of the Fund are distributed by the Distributor pursuant to the distribution agreement (the "Distribution Agreement") between the Fund and the Distributor, which is subject to the approval of the Fund's Board of Directors. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Distributor bears the expense of its distribution activities. The Fund and the Distributor have agreed to indemnify one another against certain liabilities.

               SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

         The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The different types of securities in which the Fund may invest, subject to its investment objective, policies and restrictions, are described in the Prospectus under "Descriptions of Investments." Additional information concerning the characteristics of certain of the Fund's investments are set forth below.

         Bank Obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria.

         The Fund limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar- denominated obligations issued in the U.S. capital markets by foreign banks.


Investment Funds. The Fund is permitted to invest in investment funds and will make such investments only where appropriate given that the Fund's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Fund.

         Mortgage-Backed Securities. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

         Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

         In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities ("MBS"), often referred to as a "traunche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

         Municipal Instruments. Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

         Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

         Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects

         Other   Asset-Backed   Securities.   The  Fund  may   invest  in  other
asset-backed securities (unrelated to mortgage loans) including securities backed by automobile loans and credit card receivables.

         Repurchase Agreements. When participating in repurchase agreements, the Fund buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.


In addition, repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. The Investment Adviser expects that such repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase agreements may involve additional risks.

         U.S. Treasury and U.S.  Government Agency Securities.  U.S.  Government
Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

         Variable Amount Master Demand Notes. Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund (as lender) and the borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally not transferable, nor are they ordinarily rated by either Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc., or Duff & Phelps Credit Rating Co.

          Zero Coupon Securities and Custodial Receipts. Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (the "coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, in their opinion, purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holders of the underlying U.S. Treasury securities.

         Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, the Fund can be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.


      SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE Fund's
             INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

         The risks associated with the different types of securities in which the Fund may invest are described in the Prospectus under "Risks Associated With the Fund's Investment Policies and Investment Techniques." Additional information concerning risks associated with certain of the Fund's investments is set forth below.

         Eurodollar and Yankee Obligations. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

         Futures contracts. The Fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government Securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund will enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills.

         The Fund would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if the Fund expected the value of a foreign currency to increase against the U.S. dollar, the Fund might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day the Fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

         Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to (1) investors' obligations to meet additional variation margin requirements, (2) decisions to make or take delivery, rather than entering into offsetting transactions and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser may still not result in a successful transaction.

         Although the Investment Adviser believes that use of such contracts and options thereon will benefit the Fund, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if the Fund had hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the Fund would lose part or all of the benefit of the increased value of its assets which it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Consequently, the Fund may have to sell assets at a time when it may be disadvantageous to do so.

         The Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract to do so at a satisfactory price, the Fund would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that the Fund has sold and is unable to close out, the Fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

         Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

         Illiquid and Restricted Securities. Under the 1940 Act, the Fund may invest up to 15% of the value of its assets in illiquid assets. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the Fund within seven days of the date a decision to sell them is made. Securities treated as illiquid assets include: over-the-counter options; repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days; loan participations; securities without readily available market quotations, including interests in private commingled investment vehicles in which the Fund might invest; and certain restricted securities. Iliiquid and restricted securities, including private placements, are generally subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers."

         The Board of Directors of the Fund may consider certain restricted securities (including but not limited to Rule 144A and Section 4(2) commercial paper) liquid if such securities meet specified criteria established by the Fund's Board of Directors. Due to the absence of an organized market for such securities, interim valuations of the market value of illiquid securities used in calculating Fund net asset values for purchases and redemptions can diverge substantially from their true value, notwithstanding the application of appraisal methods deemed appropriate and prudent by the Fund's Board and the Fund's independent accountants. Due to possible restrictions on the transferability of illiquid securities, forced liquidation of such securities to meet redemption requests could produce large losses. Although, the 1940 Act permits the Fund to invest up to 15% of its assets in these securities; the Investment Adviser does not anticipate investing over 5% of the Fund's assets in these securities.

         Mortgage and Other Asset-Backed Securities. Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Some forms of asset-backed securities are relatively new forms of investments. Although the Fund will only invest in asset-backed securities that the Investment Adviser believes are liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.

         Options on Foreign Currencies. The Fund may purchase and sell (or write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

         As in the case of other types of options, the benefit to the Fund deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Fund may write options on foreign currencies for hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

         Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Investment Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

         Options on Securities. The Fund may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, at a future date to sell the security to its counterparty at a predetermined price. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase at a future date the security underlying the option at a predetermined price.

         The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio or securities it intends to purchase. If the Fund purchased a put option and the value of the security in fact declined below the strike price of the option, the Fund would have the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction), and consequently would protect itself against any further decrease in the value of the security during the term of the option.

         Conversely, if the Investment Adviser anticipates that a security that it intends to acquire will increase in value, it might cause the Fund to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Fund will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security fell instead of rose, the Fund would have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

         The Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options reflect the change in price of a group of securities rather than an individual security and the exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

         Transactions by the Fund in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

         Considerations Concerning Options. The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right, for a specified period of time, to purchase the securities or currency subject to the option at a specified price (the "exercise price"). By writing a call option, the writer becomes obligated during the term of the option, upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

         Conversely, the purchaser of a put option has the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of a put option is obligated during the term of the option, upon exercise of the option, to purchase securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

         The Fund may purchase and sell both exchange-traded and OTC options. Currently, although many options on equity securities and options on currencies are exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         An exchange-traded option position may be closed out only where there exists a secondary market for an option of the same series. For a number of reasons, a secondary market may not exist for options held by the Fund, or trading in such options might be limited or halted by the exchange on which the option is trading, in which case it might not be possible to effect closing transactions in particular options the Fund has purchased with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market in an option the Fund has written, it will not be able to sell the underlying security or currency until the option expires or deliver the underlying security or currency upon exercise or otherwise cover its position.

         Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases OTC options, it relies on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. The Investment Adviser will only purchase options from dealers determined by the Investment Adviser to be creditworthy.

         Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, the Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. Although the Fund will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. In the case of options written by the Fund, the inability to enter into a closing purchase transaction may result in material losses to the Fund. For example, since the Fund must maintain a covered position with respect to any call option on a security it writes, the Fund may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Fund's ability to sell the Fund security at a time when such a sale might be advantageous.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         The use of options to hedge the Fund's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, the Fund may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Fund will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur or if it does not exceed the amount of the premium and related transaction costs, the Fund will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Fund obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

         The Fund also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Fund the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Fund's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Fund's securities should increase, however, the profit that the Fund might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

         The value of an option position will reflect, among other things, the current market price of the underlying currency or security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying currency or security and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

         Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by the Fund that expire unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by the Fund is in-the-money prior to its expiration date, unless the Fund exercises the option or enters into a closing transaction with respect to that position, the Fund will not realize any gain on its option position.

         The Fund's activities in the options market may result in higher portfolio turnover rates and additional brokerage costs. Nevertheless, the Fund may also save on commissions and transaction costs by hedging through such activities rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

         Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


                        INVESTMENT RESTRICTIONS



The Fund has adopted the investment restrictions listed below relating to the investment of the Fund's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:
(1) borrow money, including entering into reverse repurchase agreements; (2) make loans except that it may enter into repurchase agreements; (3) issue senior securities; (4) purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (5) underwrite securities of other issuers; (6) invest in companies for the purpose of exercising control or management; (7) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or (8) purchase or sell physical commodities or related commodity contracts.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Fund's investment policies and limitations.


The Fund's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors.

         Illiquid Securities. The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which it generally will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable. This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Directors of the Fund without the approval of the Fund's or the Fund's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                          PORTFOLIO TURNOVER

         The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 400% in normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Adviser, investment considerations warrant such actions. Higher portfolio turnover rates, such as rates in excess of 400%, and short-term trading involve correspondingly greater commission expenses and transactions costs.

                        PORTFOLIO TRANSACTIONS

         The debt securities in which the Fund invests are traded primarily in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts which normally involve brokerage commissions.

         The cost of executing transactions will consist primarily of dealer spreads. The spread is not included in the expenses of the Fund and therefore is not subject to the expense cap described above under "Investment Adviser and Advisory Agreement"; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Fund. However, the Fund will buy one asset and sell another only if the Investment Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Fund's total return.

           All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities.


                          TAX CONSIDERATIONS

         The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

         Qualification as a Regulated Investment Company. The Fund intends to qualify annually and to elect in the future to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement"); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses). The U.S. Treasury Department has authority to promulgate regulations pursuant to which gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

         If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be taxed to the Fund at corporate rates. For each taxable year that the Fund qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis, 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis, and any undistributed amounts from previous years. The Fund intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional shares of the Fund. The Fund will monitor its compliance with all of the rules set forth in the preceding paragraph.

         Distributions. The Fund's automatic reinvestment of its ordinary income, net short-term capital gains and net long-term capital gains in additional shares of the Fund and distribution of such shares to shareholders will be taxable to the Fund's shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Fund and then reinvested by them in shares of the Fund, even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term capital gains of the Fund will be taxable to the Fund's shareholders as ordinary income. The Fund's automatic reinvestment of any net long-term capital gains designated by the Fund as capital gain dividends will be taxable to the shareholders as long-term capital gain, regardless of how long they have held their Fund shares. None of the amounts treated as distributed to the Fund's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

         Sale of Shares. Upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the shareholder with respect to such shares.

         Zero Coupon Securities. Investments by the Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

         Hedging Transactions. Certain options, futures and forward contracts in which the Fund may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"), regardless of the Fund's actual holding period for the contract. Also, a section 1256 contract held by the Fund at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), and any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

         The hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been implemented, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code that are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle, the amount of Fund income that is distributed to shareholders and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The distribution requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

         Backup Withholding. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Fund of its income and gains in additional shares of the Fund and all redemption payments made to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

         Foreign Shareholders. U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, deemed distributions by the Fund of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, he or she would be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then deemed distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Fund will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in the Fund.


                        SHAREHOLDER INFORMATION

         Certificates representing shares of the Fund will not be issued to shareholders. Investors Bank & Trust Company, the Fund's transfer agent (the "Transfer Agent"), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of the Fund's distributions.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). Neither the Fund, the Administrator, or the Transfer Agent will be responsible for the validity of written or telephonic requests.

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

             ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


The Fund was incorporated on August 4, 1997 as a Maryland corporation and is authorized to issue 2,500,000,000 shares of Common Stock, $0.001 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-laws.

         The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of portfolios with different investment objectives, policies and restrictions. Any issuance of shares of another class would be governed by the 1940 Act and Maryland law.

         The Fund also issues another class of shares which may have different operating and other expenses. For more information about other classes of the Fund's shares, investors should contact the Distributor at the address or phone number set forth on the cover of this Statement of Additional Information.

                    CALCULATION OF PERFORMANCE DATA

         The Fund may, from time to time, include the yield and total return in reports to shareholders or prospective investors. Quotations of yield for the Fund will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the
Commission:

                     YIELD = 2[( a - b + 1)6 - 1]

                                                    cd

Where                      a =      dividends   and   interest   earned
                                    during the period,
                           b =      expenses  accrued  for  the  period
                                    (net of reimbursements),
                           c        = the average  daily number of Shares of the
                                    Fund outstanding  during he period that were
                                    entitled to receive dividends, and
                           d =      the  maximum   offering  price  per
                                    share   on  the  last  day  of  the
                                    period.

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the
SEC:

                                                   P(1 + T)n = ERV

Where                      P =      a hypothetical  initial  payment of
                                    $1,000,
                           T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the
                                    beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.




                      QUALITY RATING DESCRIPTIONS

Standard & Poors Corporation

         AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

         The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Municipal notes issued since July 29, 1984 are designated "SP-1", "SP-2", and "SP-3". The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

         A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

         A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

         MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

         P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

         P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

Thomson Bankwatch, Inc.

         A. Company possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

         A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

IBCA Limited

         A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.





                      SAMCO Fixed Income Portfolio
                            Class B Shares


         SAMCO Fixed Income Portfolio (the "Fund") is a portfolio of SAMCO Fund, Inc. an open-end management investment company. The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The Fund is professionally managed and seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors."




         Class B shares of the Fund may be purchased directly from Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C. (the "Distributor"), 600 Fifth Avenue, New York, NY 10020
(800)762-4848 or within the City of New York, (212) 332-5211.   The  minimum
initial purchase is $1,000. See "Purchase of Shares." A shareholder may redeem his or her shares at any time at net asset value of the shares. See "Redemption of Shares."



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





         This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in Class B shares of the Fund. This
Prospectus should be retained for future reference. A statement containing additional information about the Fund, dated November 1, 1997, as amended July 21, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Distributor at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.



           SEIX INVESTMENT ADVISORS INC.--INVESTMENT ADVISER
                AMT CAPITAL SECURITIES, INC.--DISTRIBUTOR


                The date of this Prospectus is November 1, 1997, as amended July 21, 1998.






          Table of Contents

              Page                               SAMCO FIXED INCOME PORTFOLIO


PROSPECTUS SUMMARY

THE Fund's
    EXPENSES

INVESTMENT
    OBJECTIVE AND
    POLICIES...

DESCRIPTION OF
    INVESTMENTS..

RISK FACTORS.....

INVESTMENT
    LIMITATIONS

MANAGEMENT OF THE
    FUND........

PURCHASE OF SHARES

REDEMPTION OF
    SHARES.....

THE Fund's
    PERFORMANCE.

ADDITIONAL
    INFORMATION.

SERVICE PROVIDERS
















NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE DISTRIBUTOR OR THE INVESTMENT ADVISER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                       PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.


The Fund and Its Investment Objective

         The Fund is a no-load investment portfolio of the SAMCO Fund, Inc., an open-end management investment company (the "Company") incorporated in the state of Maryland on August 4, 1997. The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The Fund is professionally managed and seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture. A duration neutral posture infers that the Fund's interest rate sensitivity will be similar to that of its benchmark. Duration is a measure of the expected life of a fixed-income security on a present value basis which factors into account a bond's yield, coupon interest payments, final maturity and call features. The current duration of the Fund's benchmark is 4.57 years which may fluctuate on a daily basis. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."


The Investment Adviser

         Seix Investment Advisors Inc. (the "Investment Adviser") serves as the Fund's investment adviser. For its services as investment adviser, the Fund pays the Investment Adviser a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. The Investment Adviser believes the advisory fee is comparable to that of other investment companies with similar investment objectives. See "Management of the Fund."


Purchasing Shares

         Shares of the Fund may be purchased without any sales charges at its net asset value next determined after receipt of the order by submitting an Account Application to the Distributor and wiring federal funds to the Distributor's "Fund Purchase Account" at Investors Bank & Trust Company (the "Transfer Agent"). Shares may be purchased directly from the Distributor. The Fund is not available for sale in all states. For information about the Fund's availability, contact an account representative at the Distributor.

         The minimum initial investment is $1,000. The Fund reserves the right to waive the minimum initial investment amount. There are no sales commissions (loads). For more information, refer to "Purchase of Shares."

Redemption of Shares

         Shares of the Fund may be redeemed, without charge, at the next determined net asset value after receipt by either the Transfer Agent or the Distributor of the redemption request. There is no redemption fee. For more information, refer to "Redemption of Shares."

Dividends and Distributions

         The Fund will distribute substantially all of its net investment income to shareholders in the form of monthly dividends. Dividends are reinvested on the last Business Day or paid in cash on the first Business Day of the following month. If any net capital gains are realized from the sale of the underlying securities, the Fund will distribute such gains with the last dividend for the calendar year. All distributions are reinvested automatically, unless otherwise specified in writing by the investor, in shares of the Fund. See "Additional Information".


Risk Factors

         Prospective investors in the Fund should consider certain risks including interest rate risk which is the risk of bond price fluctuations due to changing interest rates; prepayment risk which is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights will be repaid before scheduled maturity, and the Fund will be forced to reinvest the unanticipated payments at lower interest rates; and credit risk which is the risk that an issuer of securities held by the Fund will be unable to make payments of interest or principal. A more detailed description of the Fund's risks may be found under the heading "Risk Factors," and "Supplemental Discussion of Risks Associated with the Fund's Investment Policies and Investment Techniques" in the Statement of Additional Information.




                         THE Fund's EXPENSES

         The following expense table is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund, which are calculated as a percentage of average daily net assets. These are the only fund related expenses that an investor bears.

Annual Fund Operating Expenses (as a percentage of average net assets)

Management fees
 0.25%

Rule 12b-1 fees
 0.25%

Other expenses after reimbursement of expenses.
0.20%

Total Fund operating expenses (after reimbursement of expenses).
 0.70%


         See "Management of the Fund" for a description of fees and expenses. "Other expenses" include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and accounting fees, printing costs and registration fees. The Investment Adviser and the Administrator have voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 0.45% of the Fund's average daily net assets for an indefinite time period. As long as this temporary expense limitation continues; it may lower the Fund's expenses and increase its total return. In the event the Investment Adviser and the Administrator remove such expense cap, the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund. Without such cap, the other expenses (on an annualized basis) are expected to be approximately 0.50%, and the total annual operating expenses (on an annualized basis) are expected to be approximately 0.75%. Such figure is based on estimated amounts for the current fiscal year. See "Management of the Fund."



Example: The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payments by the Fund of operating expenses set forth in the table above, and are also based upon the following assumptions:

         A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

After 1 year   $7

After 3 years   $21

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. This example should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%.



                      INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The Fund is professionally managed and seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture. This is a fundamental investment objective and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its objective through investments in fixed income securities.


         The Investment Adviser will manage the Fund based on its fixed income approach which is founded upon four cornerstones: (1) Targeted Duration; (2) Yield Tilt; (3) Comprehensive Sector Construction; and (4) the use of Proprietary Analytics. Targeted Duration: The Fund will be managed with a duration that is close to the duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. Value is added through sector, security, and yield curve decisions rather than maturity management. Yield Tilt: Although the Fund is managed on a total return basis, a premium is placed on yield. Income is considered the most powerful contributor to fixed income returns. Non-Treasury sectors generally play a dominant role in the Fund. The yield of the benchmark is used as a performance goal in addition to its total return. Comprehensive Sector Construction: Sector allocation is generally determined on a bottom up basis, depending on value areas within the fixed income market. Since the Fund does not incur any of the risks of market timing, the Investment Adviser allows larger than average allocations to different sectors. The Fund's portfolio will usually maintain an overweighting in obligations of domestic or foreign corporations Corporates and an underweighting of United States Treasury securities, giving the Fund's portfolio a strategic yield advantage over the Lehman Aggregate Index. Proprietary Analytics: Because of the growing complexity of the bond market, the firm believes that the use of proprietary techniques is key to identifying value and to adequately controlling risk.




         Under normal circumstances, at least 65% of the Fund's total assets will be invested in the broad universe of available U.S. dollar fixed income securities, including but not limited to: (1) obligations issued or guaranteed by the United States Government, such as United States Treasury securities; (2) obligations backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and the Export-Import Bank; (3) obligations issued or guaranteed by United States Government agencies, Government-Sponsored Enterprises (GSE's) or instrumentalities where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment; (4) obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies, or instrumentalities or by supranational organizations; (5)
obligations of domestic or foreign corporations or other entities, including securities issued under Rule 144A; (6) obligations of domestic or foreign banks;
(7) mortgage- and asset-backed securities (including Commercial Mortgage Backed Securities and Collateralized Mortgage Obligations); (8) short-term investments such as: time deposits, certificates of deposit (including marketable variable rate certificates of deposit), bankers' acceptances issued by a commercial bank or savings and loan association; and custodian's short-term investment fund
(STIF); (9) preferred stock; and (10) municipals (taxable and tax-exempt). The Fund may only invest in investment grade securities that are those rated by one or more nationally recognized statistical rating organizations (NRSROs) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), Duff & Phelps Credit Rating Co. ("Duff & Phelps"), or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). If the security is unrated, it must meet, in the judgement of the Investment Adviser, the above minimum credit quality standards.



          An investment policy of the Fund is that it will not invest in the securities of any company which has a primary line of business the manufacture and sale of tobacco products. The Fund's investment policies (other than its investment objective) are not fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders.



                          DESCRIPTION OF INVESTMENTS

         The Fund may invest in the securities defined below in accordance with their listing of allowable investments and any quality or policy constraints.

Agencies

         The Fund may invest in agencies which are securities that are not guaranteed by the United States Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association or any of several other agencies.

Bank Obligations

         The Fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Fund will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Fund.

CMOs--Collateralized Mortgage Obligations

         The Fund may purchase collateralized mortgage obligations which are derivatives that are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Corporates

         The Fund may invest in corporates which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporates subject to any quality constraints. If a security held by the Fund is downgraded, the Fund may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Fund.



Floaters

         Floaters--Floating and Variable Rate Obligations are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

Foreign Government and International and Supranational Agency Debt Securities

         The Fund may purchase U.S. dollar denominated debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies, and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

Investment Grade Debt Securities

         The Fund may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, Duff & Phelps, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Fund) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Fund. The Fund may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

Mortgage-Backed Securities and Asset-Backed Debt Securities

         Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Fund will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Fund will not purchase mortgage backed or asset-backed securities that do not meet the above minimum credit standards.

         An important feature of mortgage-and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


Municipal Debt Securities

         The Fund may, from time to time, purchase municipal debt securities when, in the Investment Adviser's opinion, such instruments will provide a greater return than taxable instruments of comparable quality. It is not anticipated that such securities will ever represent a significant portion of the Fund's assets. Fund distributions that are derived from interest on municipal debt securities will be taxable to shareholders in the same manner as distributions derived from taxable debt securities.

Preferred Stock

         The Fund may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

Repurchase Agreements

         Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Fund to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.

When-lssued and Forward Commitment Securities

         The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Fund and maintained in the Fund and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

Zero Coupon Debt Securities

         The Fund may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.


                                  RISK FACTORS



Interest Rate Risk

         Interest rate risk is the risk of fluctuations in bond prices due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. For a given change in interest rates, longer duration bonds fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer duration bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. As the Fund's benchmark is the Lehman Brothers Aggregate Bond Index, it is expected to be subject to a moderate level of interest rate risk, consistent with that of the index.

Prepayment Risk

         Prepayment risk is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights will be repaid before scheduled maturity, and the Fund will be forced to reinvest the unanticipated payments at lower interest rates. Debt obligations that can be prepaid (including most mortgage-and asset-backed securities) will not enjoy as large a gain in market value as other bonds when interest rates fall. In part to compensate for prepayment risk, mortgage-and asset-backed securities generally offer higher yields than bonds of comparable credit quality and maturity.

Credit Risk

                  Credit risk is the risk that an issuer of securities held by the Fund will be unable to make payments of interest or principal. The credit risk assumed by the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be high, and thus credit risk, in the aggregate, should be low. The Fund will also be exposed to event risk, the risk that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring. Corporate restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, are often financed by a significant increase in corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. While event risk may be high for certain securities held by the Fund, event risk for the Fund in the aggregate should be low because of the extensive diversification expected in the Fund. For further discussion of credit risk, see "Investment Grade Debt Securities". The ratings of fixed income securities by S&P, Moody's, Duff & Phelps, and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.


Non-Diversified Status

         The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See "Additional Information - Taxes." To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

         Under these investment requirements, the Fund must invest in at least twelve securities positions. Ten of the positions may not exceed 5% of total assets each at the time of purchase; the remaining two positions could each comprise 25% of total assets at the time of purchase. Generally, it is anticipated that the portfolio will consist of more than twelve positions. To the extent that the Fund is less diversified, it may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.


                         INVESTMENT LIMITATIONS

The Fund may not:

          (1) borrow money (including entering into reverse repurchase agreements);

          (2) make loans except that it may enter into Repurchase Agreements;

          (3) invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for tax-exempt obligations issued or guaranteed by the U.S. government, its agencies, GSE's, instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund. In the case of Asset Backed Securities, the industry will be defined by the underlying assets in each trust. (For example, credit card receivables and auto loans would each be considered separate industries); and

         (4) invest the cash securing a forward commitment in mortgage backed securities in investments that have a duration exceeding 180 days.

         The limitations contained above may be changed only with the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The percentage limitations contained above as well as elsewhere in this Prospectus and in the Statement of Additional Information apply only at the time of purchase and the Fund will not be required to dispose of securities upon subsequent fluctuations in market value.


MANAGEMENT OF THE FUND

Board of Directors

          The Board of Directors of the Company consists of five individuals, two of whom are not "interested persons" of the Fund as defined in the 1940 Act. The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Fund's Directors are Christina Seix, John G. Talty, Peter J. Bourke, John E. Manley, Sr., and John
R.  O'Brien.   Additional   information  about  the  Directors  and  the  Fund's
executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."


Investment Adviser

          Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for corporations, public funds, endowments, foundations and hospitals. The Investment Adviser currently has approximately $1.5 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07675.

          Seix Investment Advisors Inc. acts as the investment adviser to the Fund and provides the Fund with management and investment advisory services. The advisory agreement with the Investment Adviser (the "Advisory Agreement") provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

           The Investment Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The Investment Adviser may waive all or part of its fee from time to time in order to increase the Fund's net income available for distribution to shareholders. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser and the Administrator have voluntarily agreed to limit the total expenses of the Fund [(excluding interest, taxes, brokerage, and extraordinary expenses)] to an annual rate of 0.45% of the Fund's average daily net assets for an indefinite time period. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its total return. In the event the Investment Adviser and the Administrator remove the expense cap, the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund.

          The Fund is responsible for paying certain expenses incurred in its operations including, among other things, the investment advisory and administrative fees, legal and audit fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, certain insurance premiums, accounting and pricing costs, federal and state registration fees, the costs of issuing and redeeming shares, costs of shareholder meetings, any extraordinary expenses and certain of the costs of printing proxies, shareholders reports, prospectuses and statements of additional information. The Fund also pays for brokerage fees and commissions in connection with the purchase and sale of portfolio securities.

Portfolio Managers

Christina Seix, CFA, Chairman, CEO  & Chief Investment Officer
Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields Total Investment Experience: 24 years
BA, Fordham University, Mathematics
MA, SUNY, Mathematics

John Talty, CFA, President & Senior Portfolio Manager
Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities
Total Investment Experience: 16 years
B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

Barbara Hoffmann, Managing Director and Senior Portfolio Manager
Formerly, Senior Portfolio Manager, MetLife Investment Management Co. Total Investment Experience: 18 years
BS, University of Maine, Education/Mathematics

Michael McEachern, CFA, Director and Senior Portfolio Manager
Formerly, Vice President, Fixed Income, American General Corp.
Total Investment Experience: 13 years
BA, University of California, Operations Research
MBA, Rice University, Accounting/Public Administration

Joseph Calabrese, Director and Senior Portfolio Manager
Formerly, Director, Fixed Income, MetLife Insurance Company
Total Investment Experience: 10 years
BS, New Jersey Institute of Technology, Industrial Engineering
MBA, New York University, Finance




Administrator

     Investors Capital Services, Inc., (in its capacity as administrator, the "Administrator") acts as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator is responsible for providing administrative services to the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including certain accounting, auditing, clerical, bookkeeping, custodial, transfer agency, dividend disbursing, compliance and related services, Blue Sky compliance, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement.



Transfer Agent

          The Transfer  Agent,  with offices  located at 200  Clarendon  Street,
Boston, Massachusetts 02116, acts as the Fund's transfer agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agent Agreement"). Pursuant to the Transfer Agent Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The Transfer Agent is entitled to reimbursement from the Fund for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agent Agreement.



Rule 12b-1 Plan

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay a quarterly distribution related fee at an amount not to exceed 0.25% of the average daily value of the Fund's net assets. Such amounts received under the Plan are to be used for payments to qualifying dealers for their assistance in the distribution of the Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.





                          PURCHASE OF SHARES

         There is no sales charge imposed by the Fund. The minimum initial investment in the Fund is $1,000; additional purchases may be of any amount.

         The offering of shares of the Fund is continuous and purchases of shares of the Fund may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Fund's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

         In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call the Investors Capital Services, Inc., a branch office of the Distributor at
(800) 762-4848 or within the City of New York, (212) 332-5211 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time, or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.



    Purchases of shares must be made by wire transfer of Federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Fund are:

                         Investors Bank & Trust Company
                                   Boston, MA
                               ABA # xx-xxxx-xxx
                                Acct: 999XXXXXXX
                         Benf: SAMCO Fixed Income Fund
                     F/F/C (Shareholder's Account at Fund)

                           REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Fund upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by 12:00 p.m. Eastern time on any Business Day, the redemption will be effective on the date of receipt. If such notice of redemption is received by the Transfer Agent after 12:00 p.m. Eastern time, the redemption of the shareholder shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

         There is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund.

         To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

         A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

         A shareholder  may request  redemption by calling the Transfer Agent at
(800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.


                             THE Fund's PERFORMANCE

Total Return

          From time to time, the Fund may advertise certain information about its performance. The Fund may present its "average annual total return" over various periods of time. Such total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures may be given for the most current one-, five- and ten-year periods (or the life of the Fund, if it has not been in existence for any such period) and may be given for other periods as well. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. In addition, the Fund may make available information as to its respective "yield" and "effective yield" over a thirty-day period, as calculated in accordance with the Securities and Exchange Commission's prescribed formula. The "effective yield" assumes that the income earned by an investment in the Fund is reinvested, and will therefore be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

          Furthermore, in reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services which monitor the performance of mutual funds, other industry or financial publications or financial indices such as the Lehman Brothers Aggregate Bond Index or a composite benchmark index. It is important to note that the total return figures are based on historical returns and are not intended to indicate future performance.
ADDITIONAL INFORMATION

Dividends and Distributions

         Dividends are automatically reinvested in additional shares of the Fund on the last day of each month at the net asset value per share on the last Business Day of that month. Shareholders must indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. Otherwise all dividends will be reinvested in additional shares as described above. In the event that the Fund realizes net long-term capital gains (i.e., with respect to assets held more than 18 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Fund at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Fund will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Fund will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

Determination of Net Asset Value

         The net asset value per share of the Fund is determined each Business Day the Fund is open. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

         The following methods are used to calculate the value of the Fund's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; (3) positions (e.g., futures and options) listed or traded on an exchange are valued at their last sale price on that exchange (or if there were no sales that day for a particular position, that position is valued at the closing bid price); and (4) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors.

Taxes

         The following discussion is only a brief summary of some of the important tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         The Fund intends to qualify and elect to be treated as a "regulated investment company" for federal income tax purposes under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income taxes on its net investment income (i.e., its investment company taxable income) as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of the Fund's net long-term capital gain over its net short-term capital loss), if any, that it distributes to its shareholders in each taxable year. To qualify as a regulated investment company, the Fund must, among other things, distribute to its shareholders at least 90% of its net investment company taxable income for such taxable year. However, the Fund would be subject to corporate federal income tax at a rate of 35% on any undistributed income or net capital gain. The Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain other distribution requirements. If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Such distributions would qualify for the dividends-received deduction available to corporate shareholders. Distributions in excess of earnings and profits would be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain.

         Distributions paid by the Fund from net investment income are designated by the Fund as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to Fund shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Fund's net capital gain which are designated by the Fund as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than 18 months. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

Organization of the Fund

         The Fund is a portfolio of SAMCO Fund, Inc., an open-end management investment company, which was incorporated under Maryland law on August 4, 1997. The Company has an authorized capital of 2,500,000,000 shares of Common Stock, par value $0.001 per share. The Fund currently is the only organized series of the Company. The Board of Directors may, in the future, establish additional portfolios which may have different investment objectives. All shares of each fund will have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Company is not required and does not intend to hold meetings of shareholders. The Fund has undertaken to call a meeting of shareholders upon a written request of 10% of the Fund's outstanding shares, for the purpose of voting on removal of one or more directors and the Fund will assist shareholder communications with regard to such a meeting, as provided under Section 16(c) of the 1940 Act. Shares of the Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund on liquidation or dissolution after satisfaction of outstanding liabilities. The Fund also issues another class of shares which may have different operating and other expenses. For more information about other classes of the Fund's shares, investors should contact the Distributor at the address or phone number set forth on the cover of this Prospectus.



                               SERVICE PROVIDERS

Custodian and Accounting Agent

         Investors  Bank  &  Trust  Company,   200  Clarendon  Street,   Boston,
Massachusetts 02116, is Custodian and Accounting Agent for the Fund.

Transfer and Dividend Disbursing Agent

         Investors  Bank  &  Trust  Company,   200  Clarendon  Street,   Boston,
Massachusetts 02116, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

Legal Counsel

         Dechert Price & Rhoads, 30 Rockefeller Plaza, New York, New York 10112, is legal counsel for the Fund.

Independent Auditors

         Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund.

Shareholder Inquiries

          Shareholder inquiries may be addressed to the Fund or the Distributor at the addresses or telephone numbers set forth on the cover page of this Prospectus.








                                                         APPENDIX A


                                                Description of Bond Ratings*

                        Duff & Phelps Credit Rating Co.

         AAA:     Highest  credit  quality.  The risk  factors  are  negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs are not used in the AAA category.

                         Fitch Investors Service, Inc.

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                               Moody's Investors Service, Inc.

          Aaa: Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                                                Standard & Poor's Corporation

          AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.




                                                         APPENDIX B



                               Description of Commercial Paper Ratings

                                  Moody's Investors Service, Inc.

          Prime-1 Issuers (or related supporting institutions) rated "P-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2 Issuers (or related supporting institutions) rated "P-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                                                Standard & Poor's Corporation

          A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

          A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."



--------
*     As described by the rating companies themselves.










                  STATEMENT OF ADDITIONAL INFORMATION
                         (Class B shares only)

                     SAMCO FIXED INCOME PORTFOLIO
                     600 Fifth Avenue, 26th Floor
                       New York, New York 10020
                            (212) 332-5211




         SAMCO Fixed Income Portfolio (the "Fund") is a portfolio of SAMCO Fund, Inc. an open-end management investment company. Shares of the Fund may be purchased through Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C. (the "Distributor").

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated November 1, 1997, as amended July 21, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing the Distributor at the telephone number or address stated below. This Statement of Additional Information incorporates by reference the Prospectus.





         Distributed by:            AMT Capital Securities, L.L.C.
                                    600 Fifth Avenue, 26th Floor
                                    New York, New York  10020
                                    (212) 332-5211
                                    (800)  762-4848  (outside  New York
City)



                  The   date   of   this    Statement   of   Additional
Information is November 1, 1997, as amended July 21, 1998.





                           TABLE OF CONTENTS
                                                                           Page
Organization of the Fund.....................................................


Management of the Fund........................................................

         Board of Directors and Officers......................................

         Investment Adviser...................................................

         Administrator........................................................


Distribution of Fund Shares....................................................


Supplemental Descriptions of Investments.....................................

Supplemental Investment Techniques............................................


Supplemental Discussion of Risks Associated With the
  Fund's Investment Policies and Investment Techniques........................

         Options.............................................................

         Futures Contracts and Options on Futures Contracts...................


Investment Restrictions.......................................................


Portfolio Transactions.........................................................


Tax Considerations............................................................


Shareholder Information........................................................


Calculation of Performance Data...............................................


Financial Statements...........................................................


Appendix ......................................................................
         Quality Rating Descriptions..........................................



                       ORGANIZATION OF THE FUND

         The authorized capital stock of the Fund consists of 2,500,000,000 shares with $.001 par value. Every share issued by the Fund has equal voting rights; shareholders receive one vote for each share held. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights.

         The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.





                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

         The Fund is managed by its Board of Directors. The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) has been placed next to the name of each director who is an "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Fund's investment adviser, Seix Investment Advisors Inc. (the "Investment Adviser").



Name, Address and Age                         Office                   Principal Occupation During Past Five Years
*Christina Seix                               Director                 Seix Investment  Advisors Inc.,  Chairman and Chief
                                                                       Investment Officer 1992-Present
300 Tice Blvd.
Woodcliff Lake, NJ 07675
Age: 47
*John G. Talty                                Director                 Seix Investment Advisors Inc., President 1993-Present
300 Tice Blvd.
Woodcliff Lake, NJ 07675
Age: 39
*Peter J. Bourke                              Director                 Seix Investment Advisors Inc., Managing Director 1993-Present
300 Tice Blvd.                                Assistant Secretary
Woodcliff Lake, NJ 07675
Age: 46
John R. O'Brien                               Director                 Retired
275 Manor Road
Ridgewood, NJ 07450
Age: 66
John E. Manley, Sr.                           Director                 Consultant to Mutual of America
86505 Holmes                                                           April 1996- March 1997
Chapel Hill, NC 27514                                                  Senior Vice President, Mutual of America
Age: 64                                                                July 1985-March 1996
Carla E. Dearing                              Assistant Treasurer      Investors Capital Services, Inc., (formerly AMT Capital
Investors Capital Services, Inc.                                       Services, Inc.), President, 1/92 - present; AMT Capital
600 Fifth Avenue, 26th Floor                                           Advisers, Inc., Principal and Senior Vice President, 1/92 -
New York, NY  10020                                                    5-98; Morgan Stanley & Co., Vice President, 11/88 - 1/92.
Age:35
William E. Vastardis                          Treasurer, Secretary     Investors Capital Services, Inc., (formerly AMT Capital
Investors Capital Services, Inc.                                       Services, Inc.), Managing Director 7/92 - present; Vanguard
600 Fifth Avenue, 26th Floor                                           Group Inc., Vice President, 1/87 - 4/92.
New York, NY  10020
Age:41







         No employee of the Investment Adviser nor the Distributor receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or the Distributor or any of their affiliates, a fee of $500 for each meeting attended, and each of the Directors receive an annual retainer of $1,000 which is paid in quarterly installments.

Estimated Director's Compensation Table
Fiscal Year Ended October 31, 1998




Director                        Aggregate                   Pension           or      Estimated        Total
                                Compensation     From       Retirement  Benefits      Annual           Compensation
                                Registrant                  Accrued  As  Part of      benefits Upon    From Registrant
                                                            Fund Expenses             Retirement       and  Fund   Complex
                                                                                                       Paid to Directors

John E. Manley, Sr.             $2,500                      $0                        $0               $2,500
John R. O'Brien                 $2,500                      $0                        $0               $2,500



By virtue of the responsibilities assumed by the Investment Adviser and the Distributor and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.



               INVESTMENT ADVISER AND ADVISORY AGREEMENT


         Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for corporations, public funds, endowments, foundations and hospitals. Christina Seix may be deemed a "controlling person" of the Investment Adviser on the basis of her ownership of the Investment Adviser's stock.

         Pursuant to the terms of the advisory agreement between the Fund and the Investment Adviser (the "Advisory Agreement"), the Investment Adviser, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Fund, shall manage the investment and reinvestment of the assets of the Fund. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the Fund's purchase and sales orders for investment securities.

         The Advisory Agreement shall remain in effect for two years following its date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Advisory Agreement is terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

         The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including all executive salaries and expenses of the directors and officers of the Fund who are employees of the Investment Adviser or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses.

         As compensation for its services, the Investment Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The Investment Adviser may waive all or part of its fee from time to time in order to increase the Fund's net income available for distribution to shareholders. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser and the Administrator have voluntarily agreed to limit the total expenses of the Fund [(excluding taxes, interest, brokerage, and extraordinary expenses)] to an annual rate of 0.45% of the Fund's average daily net assets for an indefinite time period. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its total return. In the event the Investment Adviser and/or the Administrator remove the expense cap, the Fund's expenses may increase and its total return may be reduced depending on the total assets of the Fund.

         The Advisory Agreement was approved on October 9, 1997 by the Fund's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Investment Adviser.



                             ADMINISTRATOR

         The administration agreement (the "Administration Agreement") between the Fund and Investors Capital Services, Inc., the "Administrator" will remain in effect for a period of five successive annual periods. The Administrator provides for, or assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement.




               CONTROL PERSONS and PRINCIPAL HOLDERS OF SECURITIES

As of July 3, 1998, there were no persons holding 5 percent or more of the outstanding shares of Class B of SAMCO Fixed Income Portfolio




                   DISTRIBUTION OF FUND SHARES


         Distribution Agreement. Shares of the Fund are distributed by the Distributor pursuant to the distribution agreement (the "Distribution Agreement") between the Fund and the Distributor, which is subject to the approval of the Fund's Board of Directors. No fees are payable by the Fund pursuant to the Distribution Agreement, and the Distributor bears the expense of its distribution activities. The Fund and the Distributor have agreed to indemnify one another against certain liabilities.


         Distribution Plan. The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company's board and approved by its shareholders. Under the Distribution Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution assistance services to the Class B shares at an annual rate of 0.25% of the average net asset value of the Class B shares. Substantially all such monies are paid by the Investment Adviser to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses incurred by the Investment Adviser in distributing Fund shares. In addition to the amounts required by the Distribution Plan, the Investment Adviser may, in its discretion, pay additional amounts from its own resources. The rate of any additional amounts that may be paid will be based upon the Investment Adviser's analysis of the contribution that a payee makes to the Fund by increasing assets under management and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons. The Investment Adviser will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. The Investment Adviser may elect to retain a portion of the distribution assistance payments to pay for sales material or other promotional activities. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders.

         The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investments and the assistance payments received by such banks under the Distribution Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Distribution Plan for activities not primarily intended it result in the sale of Fund shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Distribution Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as a securities dealer in certain states.

         Under the Distribution Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

         The Distribution Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of a majority of the outstanding voting securities or by vote of the disinterested Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Directors, and by the vote of a majority of the disinterested Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the disinterested Directors, cast in person at a meeting called for the purpose of such vote.

               SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

         The investment objective of the Fund is to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. The different types of securities in which the Fund may invest, subject to its investment objective, policies and restrictions, are described in the Prospectus under "Descriptions of Investments." Additional information concerning the characteristics of certain of the Fund's investments are set forth below.

         Bank Obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria.

         The Fund limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar- denominated obligations issued in the U.S. capital markets by foreign banks.

         Investment Funds. The Fund is permitted to invest in investment funds and will make such investments only where appropriate given that the Fund's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Fund.

         Mortgage-Backed Securities. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

         Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

         In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities ("MBS"), often referred to as a "traunche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

         Municipal Instruments. Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

         Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

         Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects

         Other   Asset-Backed   Securities.   The  Fund  may   invest  in  other
asset-backed securities (unrelated to mortgage loans) including securities backed by automobile loans and credit card receivables.

         Repurchase Agreements. When participating in repurchase agreements, the Fund buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

         In addition, repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. The Investment Adviser expects that such repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase agreements may involve additional risks.

         U.S. Treasury and U.S.  Government Agency Securities.  U.S.  Government
Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

         Variable Amount Master Demand Notes. Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund (as lender) and the borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally not transferable, nor are they ordinarily rated by either Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc., or Duff & Phelps Credit Rating Co.

          Zero Coupon Securities and Custodial Receipts. Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (the "coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, in their opinion, purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holders of the underlying U.S. Treasury securities.

         Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, the Fund can be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.


      SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE Fund's
             INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

         The risks associated with the different types of securities in which the Fund may invest are described in the Prospectus under "Risks Associated With the Fund's Investment Policies and Investment Techniques." Additional information concerning risks associated with certain of the Fund's investments is set forth below.

         Eurodollar and Yankee Obligations. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

         Futures contracts. The Fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government Securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund will enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills.

         The Fund would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if the Fund expected the value of a foreign currency to increase against the U.S. dollar, the Fund might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market". Each day the Fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

         Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to (1) investors' obligations to meet additional variation margin requirements, (2) decisions to make or take delivery, rather than entering into offsetting transactions and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser may still not result in a successful transaction.

         Although the Investment Adviser believes that use of such contracts and options thereon will benefit the Fund, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if the Fund had hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the Fund would lose part or all of the benefit of the increased value of its assets which it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Consequently, the Fund may have to sell assets at a time when it may be disadvantageous to do so.

         The Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract to do so at a satisfactory price, the Fund would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that the Fund has sold and is unable to close out, the Fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

         Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

         Illiquid and Restricted Securities. Under the 1940 Act, the Fund may invest up to 15% of the value of its assets in illiquid assets. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the Fund within seven days of the date a decision to sell them is made. Securities treated as illiquid assets include: over-the-counter options; repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days; loan participations; securities without readily available market quotations, including interests in private commingled investment vehicles in which the Fund might invest; and certain restricted securities. Iliiquid and restricted securities, including private placements, are generally subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers."

         The Board of Directors of the Fund may consider certain restricted securities (including but not limited to Rule 144A and Section 4(2) commercial paper) liquid if such securities meet specified criteria established by the Fund's Board of Directors. Due to the absence of an organized market for such securities, interim valuations of the market value of illiquid securities used in calculating Fund net asset values for purchases and redemptions can diverge substantially from their true value, notwithstanding the application of appraisal methods deemed appropriate and prudent by the Fund's Board and the Fund's independent accountants. Due to possible restrictions on the transferability of illiquid securities, forced liquidation of such securities to meet redemption requests could produce large losses. Although, the 1940 Act permits the Fund to invest up to 15% of its assets in these securities; the Investment Adviser does not anticipate investing over 5% of the Fund's assets in these securities.

         Mortgage and Other Asset-Backed Securities. Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Some forms of asset-backed securities are relatively new forms of investments. Although the Fund will only invest in asset-backed securities that the Investment Adviser believes are liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.

         Options on Foreign Currencies. The Fund may purchase and sell (or write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

         As in the case of other types of options, the benefit to the Fund deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Fund may write options on foreign currencies for hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

         Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Investment Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

         Options on Securities. The Fund may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, at a future date to sell the security to its counterparty at a predetermined price. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase at a future date the security underlying the option at a predetermined price.

         The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio or securities it intends to purchase. If the Fund purchased a put option and the value of the security in fact declined below the strike price of the option, the Fund would have the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction), and consequently would protect itself against any further decrease in the value of the security during the term of the option.

         Conversely, if the Investment Adviser anticipates that a security that it intends to acquire will increase in value, it might cause the Fund to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Fund will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security fell instead of rose, the Fund would have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

         The Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options reflect the change in price of a group of securities rather than an individual security and the exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

         Transactions by the Fund in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

         Considerations Concerning Options. The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right, for a specified period of time, to purchase the securities or currency subject to the option at a specified price (the "exercise price"). By writing a call option, the writer becomes obligated during the term of the option, upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

         Conversely, the purchaser of a put option has the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of a put option is obligated during the term of the option, upon exercise of the option, to purchase securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

         The Fund may purchase and sell both exchange-traded and OTC options. Currently, although many options on equity securities and options on currencies are exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         An exchange-traded option position may be closed out only where there exists a secondary market for an option of the same series. For a number of reasons, a secondary market may not exist for options held by the Fund, or trading in such options might be limited or halted by the exchange on which the option is trading, in which case it might not be possible to effect closing transactions in particular options the Fund has purchased with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market in an option the Fund has written, it will not be able to sell the underlying security or currency until the option expires or deliver the underlying security or currency upon exercise or otherwise cover its position.

         Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases OTC options, it relies on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. The Investment Adviser will only purchase options from dealers determined by the Investment Adviser to be creditworthy.

         Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, the Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. Although the Fund will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. In the case of options written by the Fund, the inability to enter into a closing purchase transaction may result in material losses to the Fund. For example, since the Fund must maintain a covered position with respect to any call option on a security it writes, the Fund may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Fund's ability to sell the Fund security at a time when such a sale might be advantageous.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         The use of options to hedge the Fund's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, the Fund may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Fund will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur or if it does not exceed the amount of the premium and related transaction costs, the Fund will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Fund obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

         The Fund also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Fund the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Fund's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Fund's securities should increase, however, the profit that the Fund might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

         The value of an option position will reflect, among other things, the current market price of the underlying currency or security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying currency or security and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

         Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by the Fund that expire unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by the Fund is in-the-money prior to its expiration date, unless the Fund exercises the option or enters into a closing transaction with respect to that position, the Fund will not realize any gain on its option position.

         The Fund's activities in the options market may result in higher portfolio turnover rates and additional brokerage costs. Nevertheless, the Fund may also save on commissions and transaction costs by hedging through such activities rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

         Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


                        INVESTMENT RESTRICTIONS


The Fund has adopted the investment restrictions listed below relating to the investment of the Fund's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:
(1) borrow money, including entering into reverse repurchase agreements; (2) make loans except that it may enter into repurchase agreements; (3) issue senior securities; (4) purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (5) underwrite securities of other issuers; (6) invest in companies for the purpose of exercising control or management; (7) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or (8) purchase or sell physical commodities or related commodity contracts.
         Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Fund's investment policies and limitations.

         The Fund's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors.

         Illiquid Securities. The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which it generally will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are illiquid or are not otherwise readily marketable. This policy as to OTC options is not a fundamental policy of the Fund and may be amended by the Directors of the Fund without the approval of the Fund's or the Fund's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                          PORTFOLIO TURNOVER

         The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 400% in normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Adviser, investment considerations warrant such actions. Higher portfolio turnover rates, such as rates in excess of 400%, and short-term trading involve correspondingly greater commission expenses and transactions costs.

                        PORTFOLIO TRANSACTIONS

         The debt securities in which the Fund invests are traded primarily in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts which normally involve brokerage commissions.

         The cost of executing transactions will consist primarily of dealer spreads. The spread is not included in the expenses of the Fund and therefore is not subject to the expense cap described above under "Investment Adviser and Advisory Agreement"; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Fund. However, the Fund will buy one asset and sell another only if the Investment Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Fund's total return.

           All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities.


                          TAX CONSIDERATIONS

         The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

         Qualification as a Regulated Investment Company. The Fund intends to qualify annually and to elect in the future to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement"); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses). The U.S. Treasury Department has authority to promulgate regulations pursuant to which gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

         If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be taxed to the Fund at corporate rates. For each taxable year that the Fund qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis, 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis, and any undistributed amounts from previous years. The Fund intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional shares of the Fund. The Fund will monitor its compliance with all of the rules set forth in the preceding paragraph.

         Distributions. The Fund's automatic reinvestment of its ordinary income, net short-term capital gains and net long-term capital gains in additional shares of the Fund and distribution of such shares to shareholders will be taxable to the Fund's shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Fund and then reinvested by them in shares of the Fund, even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term capital gains of the Fund will be taxable to the Fund's shareholders as ordinary income. The Fund's automatic reinvestment of any net long-term capital gains designated by the Fund as capital gain dividends will be taxable to the shareholders as long-term capital gain, regardless of how long they have held their Fund shares. None of the amounts treated as distributed to the Fund's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

         Sale of Shares. Upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the shareholder with respect to such shares.

         Zero Coupon Securities. Investments by the Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

         Hedging Transactions. Certain options, futures and forward contracts in which the Fund may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"), regardless of the Fund's actual holding period for the contract. Also, a section 1256 contract held by the Fund at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), and any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

         The hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been implemented, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code that are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle, the amount of Fund income that is distributed to shareholders and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The distribution requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

         Backup Withholding. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Fund of its income and gains in additional shares of the Fund and all redemption payments made to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

         Foreign Shareholders. U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, deemed distributions by the Fund of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, he or she would be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then deemed distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Fund will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in the Fund.


                        SHAREHOLDER INFORMATION

         Certificates representing shares of the Fund will not be issued to shareholders. Investors Bank & Trust Company, the Fund's transfer agent (the "Transfer Agent"), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of the Fund's distributions.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). Neither the Fund, the Administrator, or the Transfer Agent will be responsible for the validity of written or telephonic requests.

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

             ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

         The Fund was incorporated on August 4, 1997 as a Maryland corporation and is authorized to issue 2,500,000,000 shares of Common Stock, $0.001 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-laws.

         The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of portfolios with different investment objectives, policies and restrictions. Any issuance of shares of another class would be governed by the 1940 Act and Maryland law.

         The Fund also issues another class of shares which may have different operating and other expenses. For more information about other classes of the Fund's shares, investors should contact the Distributor at the address or phone number on the cover of this Statement of Additional Information.


                    CALCULATION OF PERFORMANCE DATA

         The Fund may, from time to time, include the yield and total return in reports to shareholders or prospective investors. Quotations of yield for the Fund will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the
Commission:

                     YIELD = 2[( a - b + 1)6 - 1]

                                                    cd

Where                      a =      dividends   and   interest   earned
                                    during the period,
                           b =      expenses  accrued  for  the  period
                                    (net of reimbursements),
                           c        = the average  daily number of Shares of the
                                    Fund outstanding  during he period that were
                                    entitled to receive dividends, and
                           d =      the  maximum   offering  price  per
                                    share   on  the  last  day  of  the
                                    period.

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the
SEC:

                                                   P(1 + T)n = ERV

Where                      P =      a hypothetical  initial  payment of
                                    $1,000,
                           T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the
                                    beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.



                      QUALITY RATING DESCRIPTIONS

Standard & Poors Corporation

         AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

         AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

         The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Municipal notes issued since July 29, 1984 are designated "SP-1", "SP-2", and "SP-3". The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

         A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

         A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

         MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

         P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

         P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

Thomson Bankwatch, Inc.

         A. Company possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

         A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

IBCA Limited

         A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.







PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

  Financial Statements:

         (a)   None.

         (b)  Exhibits:

                  Exhibit
                  Number                    Description

                  1        --       Registrant's Articles of
Incorporation (previously filed as Exhibit 1 to the Registrant's Registration Statement on Form N-1A, File No.
333-33365, on August 4, 1997) and incorporated herein by reference.

                  2        --       By-Laws  (previously
filed as Exhibit 2 to the Registrant's Registration
Statement on Form N-1A, File No. 333-33365, on August 4,
1997) and incorporated herein by reference.

                  3        --       None.

                  4        --       None.

                  5        --       Form of Advisory
Agreement between Registrant and Seix Investment Advisors
Inc. (previously filed as Exhibit 5 to the Registrant's
Registration Statement on Form N-1A, File No. 333-33365 on
August 4, 1997) and incorporated herein by reference.


                  6        --       Form of Distribution
Agreement between Registrant and AMT Capital Services, Inc.
(previously filed as Exhibit 6 to the Registrant's
Registration Statement on Form N-1A, File No. 333-33365 on
August 4, 1997) and incorporated herein by reference.

                  6(a)     --       Form of Distribution
Agreement between Registrant and AMT Capital Securities,
LLC. (filed herewith).

                  7        --       None.

                  8        --       Custodian Agreement
between Registrant and Investors Bank & Trust Company
(previously filed as Exhibit 8 to the Pre-Effective
Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, File No. 333-33365, filed on October 20,
1997) and incorporated herein by reference.


                  9(a)     --       Form of Administration
Agreement between Registrant and AMT Capital Services, Inc.
(previously filed as Exhibit 9(a) to the Registrant's
Registration Statement on Form N-1A, File No. 333-33365, filed on August 4, 1997) and incorporated herein by reference.

                  9(b)     --       Transfer Agency and
Service Agreement between Registrant and Investors Bank &
Trust Company (previously filed as Exhibit 9(b) to the
Pre-Effective Amendment No. 2 to the Registrant's
Registration Statement on Form N-1A, File No. 333-33365, filed on October 20, 1997) and incorporated herein by reference.

                  9(a)     --       Form of Administration
Agreement between Registrant and Investors Capital
Services, Inc. (filed herewith).

                  10       --       Opinion and Consent of
Dechert Price & Rhoads (previously filed as Exhibit 10 to the Pre-Effective Amendment No. 3 to the Registrant's
Registration Statement on Form N-1A, File No. 333-33365, filed on October 29, 1997) and incorporated herein by reference.

                  11(a)    --       Consent of Auditors
(filed herewith).

                  11(b)    --       Powers of Attorney
(previously filed as Exhibit 11(b) to the Pre-Effective
Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, File No. 333-33365, filed on October 20,
1997) and incorporated herein by reference.

                  12       --       None.

                  13(a)    --       Share Purchase Agreement
between Registrant and Seix Investment Advisors Inc. (previously filed as Exhibit 13(a) to the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, File No. 333-33365, filed on October 20,
1997) and incorporated herein by reference.


                  14       --       None.

                  15         --     Services and
Distribution Plan between the Registrant and AMT Capital
Securities, LLC. (previously filed as Exhibit 15 to the
Pre-Effective Amendment No. 2 to the Registrant's
Registration Statement on Form N-1A, File No. 333-33365, filed on October 20, 1997) and incorporated herein by reference.


                  16-17    --       None.

                  18       --       Multiple Class Plan
(previously filed as Exhibit 18 to the Pre-Effective
Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, File No. 333-33365, filed on October 20,
1997) and incorporated herein by reference.

Item 24
Persons Controlled by or under Common Control with Registrant

As of July 3, 1998, the following shareholder was deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.




                                        Name and Address of            Nature of Beneficial          Percent
        Title of Class                   Beneficial Owner                   Ownership              of Portfolio
 Class A Shares of Common      Regional Transportation Authority      Direct Ownership                60.28%
 Stock, $.001 per Share        Pension Plan  P O Box 1443, Chicago
                               IL 60690-1443





Item 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

         Seix Investment Advisors Inc. (the "Investment
Adviser") is a company organized under the laws of New
Jersey State and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers
Act").

         The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-42070).

Item 27
Principal Underwriter.

In addition to the Registrant, AMT Capital Securities, LLC currently acts as distributor to FFTW Fund, Inc., Harding Loevner Fund, Inc., Holland Series Fund, Inc. and TIFF Investment Program, Inc. AMT Capital Securities, LLC is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

For each Director or officer of AMT Capital Securities, LLC

Name and Principal
Business Address           Positions & Offices               Positions & Offices
with Underwriter           with Distributor                   with Registrant

Alan M. Trager             Director, Chairman and             None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                    Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

 Not applicable.



Item 28
Location of Accounts and Records.

                  All accounts, books and other documents
required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  Seix Investment Advisors Inc.
                  300 Tice Boulevard
                  Woodcliff Lake, NJ  07675-7633

                  Investors Capital Services, Inc.
                  600 Fifth Avenue
                  New York, New York 10020

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
Section 16(c) of the 1940 Act.

        SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Woodcliff Lake and State of New Jersey on the 21st day of July 1998.

                           .........                 SAMCO FUND, INC.




                           .........                 By: /s/ Christina Seix
                           .........                     Christina Seix
                           .........                     President
                           .........
                  Pursuant to the requirements of the
Securities Act of 1933, as amended, this Registration
Statement has been signed below by the following persons in
the capacities indicated on the 21st day of July 1998.


Signature                                                Title

/s/ Christina Seix         .........                   Director
Christina Seix

/s/ John G. Talty                                      President
John G. Talty

/s/ Peter J. Bourke                                    Director
Peter J. Bourke

*/s/ John E. Manley, Sr.   .........                    Director
John E. Manley, Sr.

*/s/ John R. O'Brien                                    Director
John R. O'Brien

/s/ William E. Vastardis
William E. Vastardis                                   Treasurer

* Attorney-in-Fact /s/ William E. Vastardis






         SECURITIES AND EXCHANGE COMMISSION

         WASHINGTON, D.C. 20549



         _________________




         EXHIBITS

         TO

         FORM N-1A

         REGISTRATION STATEMENT

         UNDER

         THE SECURITIES ACT OF 1933

         AND THE

         INVESTMENT COMPANY ACT OF 1940



         _________________



         SAMCO FUND, INC.










         SAMCO FUND, INC.
         INDEX TO EXHIBITS

Exhibit                    .........                          Sequentially
Number            Description of Exhibit                     Numbered Page

6(a)     --       Form of Distribution Agreement between Registrant and AMT
                  Capital Securities, LLC
9(a)     --       Form of Administration Agreement between Registrant and
                  Investors Capital Services, Inc.
11(a)             Consent of Auditors